Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

Note 9 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued. Based on the review, as further disclosed in the footnotes and except as disclosed below, management did not any subsequent event requiring disclosure in the consolidated financial statements.

Extension

On October 17, 2024, the Company deposited $18,564.20 into the Trust Account to extend the date by which the Company can complete an initial business combination until November 22, 2024.

Amendment to the Merger Agreement

On October 30, 2024, the Company and DRIVEiT entered into an amendment to the Merger Agreement to change the treatment of the Bridge Financing Notes (as defined in the Merger Agreement) up to an aggregate of $2,950,000 of the Company’s preferred stock upon the consummation of the Business Combination (the “Amendment”). Pursuant to the Amendment, immediately before the closing of the Business Combination, the Bridge Financing Notes shall be converted into DRIVEiT preferred stock and, each share of such DRIVEiT preferred stock issued shall be converted into the right to receive a share of the Company’s preferred stock. Additionally, immediately prior to the closing, the Company agrees that it shall (i) subrogate and replace DRIVEiT as a party to the bridge financing agreements and assume all DRIVEiT’s obligations thereunder to consummate the bridge financing.

Note SPA

On October 30, 2024, the Company and DRIVEiT entered into a Securities Purchase Agreement (the “Note SPA”) with a certain investor, pursuant to which the investor agreed to purchase a 10% Original Issue Discount Convertible Note (the “OID Convertible Note”) with an aggregate principal amount of $3.894 million. The OID Convertible Note will be mandatorily converted into shares of a new series of preferred stock of DRIVEiT immediately before the closing of the Business Combination. Upon execution of the Note SPA, the investor purchased the full value of the OID Convertible Note for $2.95 million. Upon the closing of the Business Combination, the preferred stock of DRIVEiT will then be converted into a right to receive an equal number of shares of preferred stock of the Company.

PIPE SPA

On October 30, 2024, the Company and DRIVEiT also entered into a second Securities Purchase Agreement (the “PIPE SPA”) with a certain investor, pursuant to which, upon the terms and subject to the conditions contained therein, the investor is obligated to purchase shares of preferred stock for a purchase price of $8.4 million upon the closing of the Business Combination, and, after the closing of the Business Combination, in nine (9) tranches with each tranche having a purchase price of $5 million. Each purchase of shares of preferred stock under the PIPE SPA is for a number of shares of preferred stock equal to the aggregate purchase price paid by the investor plus a 10% increase, multiplied by 3.25 and divided by the Stated Value (as defined in the PIPE SPA) of the preferred stock.

The conversion of the convertible note and the closing of the purchases of preferred stock pursuant to the PIPE SPA are subject to certain conditions that must be satisfied or waived by the investor, including (i) the investor has entered into a registration rights agreement in a form to be reasonably acceptable to the investor including terms and conditions customary to registration rights agreements of this kind, (ii) the Certificate of Designation designating the series of preferred stock shall have been filed and in full force and effect, (iii) the Class A common stock is listed on a national securities exchange and the Company has obtained stockholder approval of the issuance of the preferred stock in compliance with the rules of such exchange, (iv) the Company shall have reserved a number of shares of Class A common stock equal to 250% of the number of shares of Class A common stock as shall from time to time be sufficient to effect the conversion of all outstanding shares of preferred stock; and (v) the average daily trading volume of the common stock on the principal securities exchange or trading market where such Class A common stock is listed or traded during the ten (10) days prior to such closing shall exceed $4 million.

For a period until the one-year anniversary of the later of (i) the date a registration statement registering the shares of Class A common stock issuable upon conversion of all the shares of preferred stock is declared effective or (ii) the date the Company has obtained stockholder approval approving this transaction, the investor has the right, but not the obligation, to purchase additional shares of preferred stock for an aggregate purchase price of $100 million upon the same terms and conditions as the purchases of preferred stock under the PIPE SPA.

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued. Based on the review, as further disclosed in the footnotes and except as disclosed below, management did not any subsequent event requiring disclosure in the consolidated financial statements.

On January 10, 2024, the Company received a written notice from the Listing Qualifications Department of The Nasdaq Stock Market LLC (“Nasdaq”) stating that the Company is not in compliance with Nasdaq Listing Rule 5450(b)(2) (the “Rule”) because the Company has not maintained a minimum Market Value of Listed Securities (“MVLS”) of at least $50 million. The Notice has no immediate effect on the listing or trading of the Company’s listed securities (the “Listed Securities”).

The Company has 180 calendar days from the date of the Notice, or until July 8, 2024, to regain compliance. If at any time during this 180 day period the MVLS is at least $50 million for a minimum of ten consecutive business days, Nasdaq will provide the Company with written confirmation of compliance and this matter will be closed. Alternatively, the Company may consider applying for a transfer to the Nasdaq Capital Market (the “Capital Market”). In order to transfer, the Company must submit an on-line Transfer Application, pay a $5,000 fee and meet the Capital Market’s continued listing requirements.